Commitments And Contingencies (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Rent expenses		$ 10	$ 15	$ 15
Required efficiency spending amount		62
Aggregate maximum amount of residual values guaranteed	6	7
Average life of the residual value guarantees under the lease portfolio	2 years 4 months 24 days	2 years 2 months 12 days
Guarantee of repayment of borrowings			$ 7